Derivative Instrument (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2014 Interest Rate Swap [Member]	Mar. 31, 2013 Interest Rate Swap [Member]	Jun. 30, 2013 Interest Rate Swap [Member]	Aug. 02, 2012 Interest Rate Swap [Member]
Derivative [Line Items]
Derivative notional amount									$ 14,250
Fixed quarterly interest rate									0.61%
Derivative variable rate basis						One-month LIBOR		One-month LIBOR
Change in fair value of the swap	$ (28)	$ 0	$ 28	$ 0	$ 0		$ 7	$ 28